Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
For the purposes of these consolidated financial statements, parties are considered to be related to the Group if the party has the ability, directly or indirectly, to exercise significant influence over the Group in making financial and operating decisions, or vice versa. Related parties may be individuals (being members of key management personnel, significant Shareholders and/or their close family members) or other entities, and include entities which are under the significant influence of related parties of the Group where those parties are individuals. The Group’s immediate holding company is VVDI (II). LVS is the Group’s ultimate holding company. Related companies represent the group companies of the LVS Group.
Save as disclosed elsewhere in the consolidated financial statements, the Group had the following transactions with related parties during the year:
(a)    Transactions during the year
(i)    Management fee income

	Year ended December 31,
	2020	2019	2018
	US$ in millions
LVS	$—	$—	$1
Fellow subsidiaries	4	5	4
	$4	$5	$5

The Group provides managements services to LVS Group companies. These services include, but are not limited to, accounting services, information technology support, sourcing of goods and services, and design, development and construction consultancy services and marketing services. Management fees are charged at actual costs incurred or on a cost-plus basis.
(ii)    Management fee expense

	Year ended December 31,
	2020	2019	2018
	US$ in millions
LVS	$10	$19	$20
Fellow subsidiaries	3	7	7
	$13	$26	$27

LVS Group companies provide management services to the Group. These services include, but are not limited to, human resources support, accounting services, sourcing of goods and services, sourcing of tenants for the malls, transportation services, other various types of marketing and promotion activities for the Group, and design, development and construction consultancy services. Management fees are charged at actual costs incurred or on a cost-plus basis.
(iii)    Expenses billed to/paid by other LVS group companies
During the year, the Group incurred certain expenses on behalf of other LVS group companies, or vice versa. The Group charged/reimbursed other LVS group companies for these expenses at cost.
(iv)    Key management personnel remuneration
No transactions have been entered into with the Directors of the Company (being the key management personnel) during the years ended December 31, 2020, 2019 and 2018 other than the emoluments paid to them (being the key management personnel remuneration) as disclosed in Note 5.
(v)    Royalty fees
In November 2009, the Group entered into an agreement with Las Vegas Sands, LLC (“LVS LLC”), an intermediate holding company incorporated in the United States of America, for the use of the trademarks and other intellectual property rights as defined in the agreement. For each of the full fiscal years through the full fiscal year ended December 31, 2012, the Group was required to pay LVS LLC an annual royalty in the amount of 1.5% of non-gaming revenue and Paiza-related gaming revenue of the Sands Macao, 1.5% of all revenue of The Venetian Macao, and 1.5% of all gaming revenue of the Plaza Casino at The Plaza Macao (the “Relevant Royalty”), provided that the total royalty payable in connection with these three properties in each fiscal year was capped at US$20 million per full fiscal year. For each of the subsequent full fiscal years through the full fiscal year ending December 31, 2022, the Group is required to pay an annual royalty being the lesser of the Relevant Royalty or the annual caps reflecting an increase of 20.0% for each subsequent year. Each subsequent Casino Gaming property the Group operates which utilizes any of the licensed marks in connection with generating the relevant revenue will pay, for each of the first three fiscal calendar years after commencement of operations of each subsequent property, a royalty fee of 1.5% of the respective gross revenues of the operations in connection with which such licensed marks are used (each, the “Subsequent Casino Gaming Property Royalty”), subject to a US$20 million cap per fiscal year. For the fiscal calendar years thereafter until expiration of the initial term, the Group will pay LVS LLC an annual royalty being the lesser of the Subsequent Casino Gaming Property Royalty or the annual caps reflecting an increase of 20.0% for each subsequent year. After the commencement of the operation of The Londoner Macao (formerly Sands Cotai Central) and The Parisian Macao in April 2012 and September 2016 respectively, the Group is required to pay royalty fees in connection with these properties. During the years ended December 31, 2020, 2019, and 2018, the Group incurred US$22 million, US$110 million and US$106 million of royalty fees, respectively.
(vi)    Share-based compensation
The Group participates in the share-based compensation plan of LVS (Notes 5 and 26).
(b)    Year-end balances between the Group and related companies

	December 31,
	2020	2019
	US$ in millions
Receivables from related companies:
LVS	$1	$—
Fellow subsidiaries	—	2
	$1	$2

The receivables from related companies are unsecured, interest free and have a credit term of 45 days.

		December 31,
		2020	2019
	Note	US$ in millions
Payables to related companies:
LVS		$—	$3
Intermediate holding company		3	5
Fellow subsidiaries		—	1
	20	$3	$9

The payables to related companies are unsecured, interest free and have a credit term of 45 days.